Finance Leases - Future minimum lease payments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
2021	$ 26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025	75,863,062
2026 – 2030	40,715,444
Finance lease obligations	231,780,842	$ 258,648,939
Amounts representing interest and deferred finance fees	(34,076,458)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	$ 197,704,384	$ 215,679,694